CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income
Service charges	$ 17,165	$ 6,983	$ 32,252	$ 9,752
Interest income	7,855	1,835	11,194	2,640
Other income	767	0	767	0
Property lease and management	2,496	2,433	4,996	4,629
Total Income	28,283	11,251	49,209	17,021
Operating Costs and Expenses
Interest expense	8,171	4,435	14,627	7,838
Interest expense, related parties	1,149	777	2,621	1,879
Provision for credit losses	6,849	1,094	9,250	1,743
Product development expense	2,235	1,434	4,207	2,757
Property and management cost	502	556	999	1,126
Selling and marketing	2,914	357	5,141	524
General and administrative	5,220	2,493	9,784	5,167
Total operating costs and expenses	27,040	11,146	46,629	21,034
Income (loss) from continuing operations before income taxes	1,243	105	2,580	(4,013)
Income tax provision (benefit)	403	80	884	(976)
Income (loss) from continuing operations	840	25	1,696	(3,037)
(Loss) income from discontinued operations, net of taxes	(835)	2,987	(1,207)	8,715
Net income	5	3,012	489	5,678
Foreign currency translation adjustment	(6,034)	1,265	(4,727)	260
Comprehensive (loss) income	$ (6,029)	$ 4,277	$ (4,238)	$ 5,938
Earnings (loss) per share
Basic: Continuing operations	$ 0.04	$ (0.00)	$ 0.07	$ (0.13)
Basic: Discontinued operations	(0.04)	0.13	(0.05)	0.37
Basic: Earnings Per Share	0.00	0.13	0.02	0.24
Diluted: Continuing operations	0.03	(0.00)	0.07	(0.13)
Diluted: Discontinued operations	(0.04)	0.12	(0.05)	0.36
Diluted: Earnings Per Share	$ (0.01)	$ 0.12	$ 0.02	$ 0.23
Weighted average shares outstanding
Basic	23,553,541	23,549,644	23,553,923	23,549,644
Diluted	24,070,599	24,258,035	24,130,698	24,262,250